8. SECURED CONVERTIBLE PROMISSORY NOTES PAYABLE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Less current portion	$ 769,645	$ 0
Convertible Promissory Notes Payable [Member]
Total borrowings	1,020,000
Unamortized debt issuance costs	(250,355)
Net carrying amount of debt	769,645
Less current portion	769,645
Long-term borrowings - net of current portion	$ 0
Convertible Promissory Notes Payable [Member] | Tranche 1
Debt maturity date	May 18, 2016
Debt face amount	$ 510,000
Debt stated interest rate	10.00%
Convertible Promissory Notes Payable [Member] | Tranche 2
Debt maturity date	Jun. 12, 2016
Debt face amount	$ 510,000
Debt stated interest rate	10.00%